Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of comprehensive income
Consolidated net income	$ 8,299	$ 6,206	$ 4,786
Other comprehensive income
Actuarial gains and losses (Note 10)	823	(371)	557
Tax effect	(390)	55	(278)
Currency translation adjustment generated by the parent company (Note 9)	9,316	(1,548)	(7,268)
Items not potentially reclassified to profit and loss	9,749	(1,864)	(6,989)
Currency translation adjustment (Note 9)	(2,578)	(1,098)	2,456
Available for sale financial assets (Note 8)	7	4	9
Cash flow hedge (Note 15, 16)	324	239	(185)
Share of other comprehensive income of equity affiliates, net amount (Note 8)	(677)	935	120
Other		1	1
Tax effect	(100)	(76)	53
Items potentially reclassifiable to profit and loss	(3,024)	5	2,454
Total other comprehensive income (net amount)	6,725	(1,859)	(4,535)
Comprehensive income	15,024	4,347	251
Group share	15,312	4,336	633
Non-controlling interests (Note 9)	$ (288)	$ 11	$ (382)